RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2019
RISK MANAGEMENT
Schedule of maximum exposure to credit risk

The information below contains the maximum exposure to credit risk:

December 31, 2019

Maximum exposure to credit risk - Financial instruments subject to impairment
In millions of COP
	Stage 1	Stage 2	Stage 3	Total
Loans and Advances	159,769,601	10,000,338	12,512,804	182,282,743
Commercial	80,068,756	4,763,023	7,936,774	92,768,553
Consumer	35,957,631	1,969,289	1,773,750	39,700,670
Mortgage	21,584,674	1,340,380	1,058,229	23,983,283
Small Business Loans	1,088,656	70,219	120,533	1,279,408
Financial Leases	21,069,884	1,857,427	1,623,518	24,550,829
Off-Balance Sheet Exposures	41,082,637	323,225	311,633	41,717,495
Financial Guarantees	5,176,418	13,603	516	5,190,537
Loan Commitments	35,906,219	309,622	311,117	36,526,958
Loss Allowance	(2,130,787)	(1,552,470)	(7,394,468)	(11,077,725)
Total	198,721,451	8,771,093	5,429,969	212,922,513

December 31, 2018

Maximum exposure to credit risk - Financial instruments subject to impairment
In millions of COP
	Stage 1	Stage 2	Stage 3	Total
Loans and Advances	153,894,099	7,712,055	12,212,962	173,819,116
Commercial	83,632,770	3,214,860	7,753,018	94,600,648
Consumer	28,666,461	1,758,162	1,568,758	31,993,381
Mortgage	20,280,416	1,513,063	1,077,206	22,870,685
Small Business Loans	958,491	80,805	116,902	1,156,198
Financial Leases	20,355,961	1,145,165	1,697,078	23,198,204
Off-Balance Sheet Exposures	38,831,993	349,228	354,525	39,535,746
Financial Guarantees	5,641,482	18,340	1,839	5,661,661
Loan Commitments	33,190,511	330,888	352,686	33,874,085
Loss Allowance	(1,872,529)	(1,246,444)	(7,244,517)	(10,363,490)
Total	190,853,563	6,814,839	5,322,970	202,991,372

Maximum Exposure to Credit Risk - Other Financial Instruments
	Maximum Exposure		Collateral *		Net Exposure
	2019	2018	2019	2018	2019	2018
Maximum Exposure to Credit Risk
Debt instruments	15,614,134	15,745,530	(974,436)	(2,352,276)	14,639,698	13,393,254
Derivatives **	549,836	894,001	(63)	(97)	549,773	893,905
Equity	1,228,423	1,639,949	-	-	1,228,423	1,639,949
Total	17,392,393	18,279,480	(974,499)	(2,352,373)	16,417,894	15,927,108

See Notes on this table:

*     Collateral Held (-) and Collateral Pledged (+)

**   Exposure in Derivatives with base in MTM (only positive values), netting by counterparty is applied

*     Debt instruments Book value 100%

*     Equity Instruments:

-      Shares:100%

-      Investment funds: Book value 100%

Schedule of borrower portfolio variables

The borrowers in this portfolio are mainly made up of companies, segmented in homogenous groups that are constituted according to size, annual sales or main activity. The following variables are part of this classification:

Segment	Incomes/Sales
Corporate	Companies with annual sales >= COP 100,000 M. Banistmo places borrowers with annual sales >= USD 10 M. Banco Agrícola and BAM place borrowers with annual sales >= USD 25 M.
Business	Companies with annual sales > = COP 13,000 M and < COP 100,000 M except for Banco Agrícola and BAM, which place borrowers with annual sales >= USD 5 M and < USD 25 M.
Business Construction

Constructors who dedicate themselves professionally to the construction of buildings to be sold or rented as their main activity, with annual sales >= COP 20,000 M and <= COP 45,000 M. They must have more than 3 projects executed as previous experience.

Corporate Construction

Constructors who dedicate themselves to the construction of buildings to be sold or rented as their main activity, with annual sales > COP 45,000 M. They must have more than 3 projects executed as previous experience.

SME Construction

Constructors who dedicate themselves professionally to the construction of buildings to be sold or rented as their main activity with annual sales >= COP 380 M and <= COP 20,000 M. They must have more than 3 projects executed as previous experience.

Institutional Financing	Financial sector institutions.
Government	Municipalities, districts, departments with their respective decentralized organizations and entities at the national level with incomes >= COP 20,000 M.
SME	Annual sales < COP 13,000 M, with a classification between small, medium, large and plus except for Banistmo which places borrowers < USD 10 M in annual sales. For Banco Agrícola and BAM < USD 5 M.

Schedule of amount and allowance of clients included in the described watch list

Watch List december 31, 2019
Million COP
Risk Level	Amount	%	Allowance
Level 1 – Low Risk	8,781,473	1.38%	120,933
Level 2 – Medium Risk	3,908,092	5.78%	225,881
Level 3 and 4 – High Risk	7,506,932	51.33%	3,853,653
Total	20,196,497	20.80%	4,200,467

December 2018:

Watch List december 31, 2018
Million COP
Risk Level	Amount	%	Allowance
Level 1 – Low Risk	9,179,165	1.04%	95,896
Level 2 – Medium Risk	2,549,977	8.96%	228,461
Level 3 and 4 – High Risk	5,723,041	57.36%	3,282,938
Total	17,452,183	20.67%	3,607,295

Schedule of Loans and Financial Leases Collateral

The following table shows loans and financial leases, classified in commercial, consumer, mortgage, financial leases and small business loans, and disaggregated by type of collateral:

December 31, 2019
Amount Covered by Collateral
In Millions of COP
				Financial	Small
Nature of the Collateral	Commercial	Consumer	Mortgage	Leasing	Business	Total
Real Estate and Residential	19,830,740	1,699,574	22,327,716	41	249,413	44,107,484
Goods Given in Real Estate Leasing	-	-	227	13,711,181	-	13,711,408
Goods Given in Leasing Other Than Real Estate	-	-	-	6,155,570	-	6,155,570
Stand by Letters of Credit	756,421	151	-	-	-	756,572
Security Deposits	541,530	321,814	-	7,794	54,294	925,432
Guarantee Fund	2,838,386	155	-	107,149	339,660	3,285,350
Sovereign of the Nation	-	-	-	-	-	-
Collection Rights	4,430,882	43,380	-	-	990	4,475,252
Other Collateral (Pledges)	3,881,957	4,879,795	54,848	33	8,204	8,824,837
Without Guarantee (Uncovered Balance)	60,488,637	32,755,801	1,600,492	4,569,061	626,847	100,040,838
Total loans and financial leases	92,768,553	39,700,670	23,983,283	24,550,829	1,279,408	182,282,743

December 31, 2018
Amount Covered by Collateral
In Millions of COP
				Financial	Small
Nature of the Collateral	Commercial	Consumer	Mortgage	Leasing	Business	Total
Real Estate and Residential	21,209,517	1,744,581	20,720,459	84	282,822	43,957,463
Goods Given in Real Estate Leasing	-	-	243	12,752,932	-	12,753,175
Goods Given in Leasing Other Than Real Estate	-	-	-	5,900,913	-	5,900,913
Stand by Letters of Credit	667,976	229	-	-	-	668,205
Security Deposits	470,400	369,689	-	-	76,136	916,225
Guarantee Fund	2,595,913	138	-	118,747	288,890	3,003,688
Sovereign of the Nation	-	-	-	-	-	-
Collection Rights	3,992,592	49,910	-	-	1,452	4,043,954
Other Collateral (Pledges)	4,118,947	4,713,359	48,098	20	14,158	8,894,582
Without Guarantee (Uncovered Balance)	61,545,303	25,115,475	2,101,885	4,425,508	492,740	93,680,911
Total loans and financial leases	94,600,648	31,993,381	22,870,685	23,198,204	1,156,198	173,819,116

Schedule of Financial assets that are considered Stage 3 and related collateral held in order to mitigate potential losses

Financial assets that are considered Stage 3 and related collateral held in order to mitigate potential losses are shown below:

December 31, 2019
In Millions of COP
Classification	Amount	Allowance	Total	Fair Value of Collateral
Commercial	747,929	235,892	512,037	1,914,276
Consumer
Mortgage	161,605	18,269	143,336	203,229
Small Business Loans
Financial Leases	616,675	217,808	398,867	889,551
Total credit assets	1,526,209	471,969	1,054,240	3,007,056

December 31, 2018
In Millions of COP
Classification	Amount	Allowance	Total	Fair Value of Collateral
Commercial	775,689	239,720	535,969	2,528,495
Consumer
Mortgage	139,084	21,883	117,201	173,482
Small Business Loans
Financial Leases	666,495	201,981	464,514	974,274
Total credit assets	1,581,268	463,584	1,117,684	3,676,251

Schedule of Loans concentration by category

The composition of the credit portfolio in commercial, consumer, mortgage, financial leases and small business loans categories are as follows:

Composition	December 31 2019	December 31, 2018
In millions of COP
Commercial	92,768,553	94,600,648
Corporate	50,108,427	55,562,618
SME	12,209,759	16,524,571
Others	30,450,367	22,513,459
Consumer	39,700,670	31,993,381
Credit card	8,079,354	7,026,689
Vehicle	3,597,969	3,253,060
Payroll loans	7,896,376	7,451,381
Others	20,126,971	14,262,251
Mortgage	23,983,283	22,870,685
VIS[3]	6,211,385	5,778,067
Non- VIS	17,771,898	17,092,618
Financial Leases	24,550,829	23,198,204
Small Business Loan	1,279,408	1,156,198
Loans and advances to customers and financial institutions	182,282,743	173,819,116
Allowance for loans and advances and lease losses	(10,929,395)	(10,235,831)
Total net loan and financial leases	171,353,348	163,583,285

Schedule of ranges of maturity for the credit loans and financial leases, according for the remaining term for the completion of the contract of loans and financial leases

The following table shows the ranges of maturity for the credit loans and financial leases, according for the remaining term for the completion of the contract of loans and financial leases:

December 31, 2019
		Between 1 and 3	Between 3 and 5	Greater Than 5
Maturity	Less Than 1 Year	Years	Years	Years	Total
In millions of COP
Commercial	27,697,217	21,352,300	17,894,373	25,824,663	92,768,553
Corporate	12,377,872	9,593,705	11,229,624	16,907,226	50,108,427
SME	3,700,971	4,384,119	2,440,766	1,683,903	12,209,759
Others	11,618,374	7,374,476	4,223,983	7,233,534	30,450,367
Consumer	897,630	5,275,564	22,018,610	11,508,866	39,700,670
Credit card	160,807	334,486	7,358,630	225,431	8,079,354
Vehicle	66,581	573,874	1,439,037	1,518,477	3,597,969
Order of payment	55,448	530,242	1,279,371	6,031,315	7,896,376
Others	614,794	3,836,962	11,941,572	3,733,643	20,126,971
Mortgage	48,937	197,468	512,509	23,224,369	23,983,283
VIS	9,672	55,493	134,784	6,011,436	6,211,385
Non-VIS	39,265	141,975	377,725	17,212,933	17,771,898
Financial Leases	3,052,472	2,993,125	4,206,767	14,298,465	24,550,829
Small business loans	248,210	586,448	251,530	193,220	1,279,408
Total gross loans and financial leases	31,944,466	30,404,905	44,883,789	75,049,583	182,282,743

3 VIS: Social Interest Homes, corresponds to mortgage loans granted by the financial institutions of amounts less than 135 minimum wages.

December 31, 2018
		Between 1 and 3	Between 3 and 5	Greater Than 5
Maturity	Less Than 1 Year	Years	Years	Years	Total
In millions of COP
Commercial	31,052,548	18,846,830	16,216,100	28,485,170	94,600,648
Corporate	16,569,691	8,491,758	11,335,723	19,165,446	55,562,618
SME	5,253,678	5,482,139	2,774,471	3,014,283	16,524,571
Others	9,229,179	4,872,933	2,105,906	6,305,441	22,513,459
Consumer	749,322	4,562,956	12,069,707	14,611,396	31,993,381
Credit card	100,367	244,218	1,073,539	5,608,565	7,026,689
Vehicle	60,754	610,398	1,538,979	1,042,929	3,253,060
Payroll loans	62,657	624,660	1,397,974	5,366,090	7,451,381
Others	525,544	3,083,680	8,059,215	2,593,812	14,262,251
Mortgage	58,613	175,572	479,086	22,157,414	22,870,685
VIS	11,056	51,768	117,404	5,597,839	5,778,067
Non-VIS	47,557	123,804	361,682	16,559,575	17,092,618
Financial Leases	2,393,428	2,560,578	4,260,513	13,983,685	23,198,204
Small business loans	256,093	477,456	220,105	202,544	1,156,198
Total gross loans and financial leases	34,510,004	26,623,392	33,245,511	79,440,209	173,819,116

Schedule of loans and financial leases according to past due days

The following table shows the loans and financial leases according to past due days.Loans or financial leases are considered past due if it is more than one month overdue (i.e. 31 days):

December 31, 2019
Past-due
					More Than 360
Period	0 - 30 Days	31 - 90 Days	91 - 120 Days	121 - 360 Days	Days	Total
In millions of COP
Commercial	89,172,106	464,573	542,233	937,931	1,651,710	92,768,553
Consumer	37,661,558	873,583	282,165	742,197	141,167	39,700,670
Mortgage	22,205,284	647,059	136,005	333,204	661,731	23,983,283
Financial Leases	23,678,408	321,232	52,548	207,619	291,022	24,550,829
Small Business Loan	1,122,737	50,740	14,596	56,939	34,396	1,279,408
Total	173,840,093	2,357,187	1,027,547	2,277,890	2,780,026	182,282,743

December 31, 2018
Past-due
					More Than 360
Period	0 - 30 Days	31 - 90 Days	91 - 120 Days	121 - 360 Days	Days	Total
In millions of COP
Commercial	90,804,138	452,890	152,877	1,387,364	1,803,379	94,600,648
Consumer	30,311,854	701,314	238,540	638,868	102,805	31,993,381
Mortgage	21,121,205	612,480	148,786	388,653	599,561	22,870,685
Financial Leases	22,433,190	209,840	54,029	245,974	255,171	23,198,204
Small Business Loan	1,008,378	48,849	16,202	60,103	22,666	1,156,198
Total	165,678,765	2,025,373	610,434	2,720,962	2,783,582	173,819,116

Schedule of portfolio of loans and financial leases by main economic activity of the borrower

The following table contains the detail of the portfolio of loans and financial leases by main economic activity of the borrower:

December 31, 2019
	Loans and advances
Economic sector	Local	Foreign	Total
	In millions of COP
Agriculture	3,931,913	1,948,089	5,880,002
Petroleum and Mining Products	923,375	148,222	1,071,597
Food, Beverages and Tobacco	6,107,103	629,948	6,737,051
Chemical Production	3,383,655	62,995	3,446,650
Government	5,626,186	1,897	5,628,083
Construction	14,526,616	6,221,753	20,748,369
Commerce and Tourism	17,601,979	8,873,330	26,475,309
Transport and Communications	7,703,609	524,847	8,228,456
Public Services	5,492,806	1,326,236	6,819,042
Consumer Services	42,466,786	22,647,495	65,114,281
Commercial Services	16,630,762	4,120,883	20,751,645
Other Industries and Manufactured Products	6,457,499	4,924,759	11,382,258
Total	130,852,289	51,430,454	182,282,743

December 31, 2018
	Loans and advances
Economic sector	Local	Foreign	Total
	In millions of COP
Agriculture	3,804,075	2,548,078	6,352,153
Petroleum and Mining Products	1,082,816	181,789	1,264,605
Food, Beverages and Tobacco	5,865,111	320,596	6,185,707
Chemical Production	3,566,746	12,561	3,579,307
Government	4,457,944	79,133	4,537,077
Construction	14,508,354	5,513,212	20,021,566
Commerce and Tourism	16,928,137	7,641,117	24,569,254
Transport and Communications	8,331,727	865,257	9,196,984
Public Services	6,007,483	966,764	6,974,247
Consumer Services	35,886,645	20,813,390	56,700,035
Commercial Services	17,041,170	5,540,572	22,581,742
Other Industries and Manufactured Products	5,978,092	5,878,347	11,856,439
Total	123,458,300	50,360,816	173,819,116

Schedule of concentration of the loans and financial leases by country

The following table shows the concentration of the loans and financial leases by country. Loans are presented based on the country in wich they were originated:

December 31, 2019
			Allowance for loans and
Country	Loans and advances	% Participation	advances and lease losses	% Participation
Colombia	127,875,541	70.15%	8,678,279	79.40%
Panamá	30,783,359	16.89%	1,084,303	9.92%
El Salvador	11,456,280	6.28%	445,609	4.08%
Puerto Rico	771,135	0.42%	30,680	0.28%
Guatemala	11,385,421	6.25%	689,839	6.31%
Other Countries	11,007	0.01%	685	0.01%
Total	182,282,743	100.00%	10,929,395	100.00%

December 31, 2018
			Allowance for loans and
Country	Loans and advances	% Participation	advances and lease losses	% Participation
Colombia	119,674,770	68.85%	8,402,751	82.09%
Panama	32,299,274	18.58%	910,268	8.89%
El Salvador	10,590,571	6.09%	465,122	4.54%
Puerto Rico	889,528	0.51%	29,041	0.29%
Guatemala	10,352,272	5.96%	427,747	4.18%
Other countries	12,701	0.01%	902	0.01%
Total	173,819,116	100.00%	10,235,831	100.00%

Schedule of information about credit quality of the borrower

The following table shows information about credit quality of the borrower:

December 31 2019
Classification	Stage 1	Stage 2	Stage 3	Total
	In millions of COP
Commercial	80,068,756	4,763,023	7,936,774	92,768,553
Consumer	35,957,631	1,969,289	1,773,750	39,700,670
Mortgage	21,584,674	1,340,380	1,058,229	23,983,283
Small Business Loans	1,088,656	70,219	120,533	1,279,408
Financial Leases	21,069,884	1,857,427	1,623,518	24,550,829
Loans and Advances	159,769,601	10,000,338	12,512,804	182,282,743

December 31 2018
Classification	Stage 1	Stage 2	Stage 3	Total
	In millions of COP
Commercial	83,632,770	3,214,860	7,753,018	94,600,648
Consumer	28,666,461	1,758,162	1,568,758	31,993,381
Mortgage	20,280,416	1,513,063	1,077,206	22,870,685
Small Business Loans	958,491	80,805	116,902	1,156,198
Financial Leases	20,355,961	1,145,165	1,697,078	23,198,204
Loans and Advances	153,894,099	7,712,055	12,212,962	173,819,116

Schedule of Stage 3 loans and advances according to their type of evaluation

The table below shows Stage 3 loans and advances according to their type of evaluation:

December 31 2019
Impairment	Individual Evaluation		Collective Evaluation
	Carrying Amount	ECL	Carrying Amount	ECL
In millions of COP
Commercial	5,163,304	2,442,820	2,773,470	1,961,268
Consumer	-	-	1,773,750	1,579,758
Mortgage	-	-	1,058,229	578,593
Financial Leases	841,175	409,721	782,343	337,830
Small Business Loan	-	-	120,533	84,445
Total	6,004,479	2,852,541	6,508,325	4,541,894

December 31 2018
Impairment	Individual Evaluation		Collective Evaluation
	Carrying Amount	ECL	Carrying Amount	ECL
In millions of COP
Commercial	4,970,415	2,583,874	2,782,603	1,904,866
Consumer	-	-	1,568,758	1,383,265
Mortgage	-	-	1,077,206	586,026
Financial Leases	795,862	339,418	901,216	367,072
Small Business Loan	-	-	116,902	79,981
Total	5,766,277	2,923,292	6,446,685	4,321,210

Schedule of changes in the expected loss as a result of a possible change of 1% increase or decrease in these variables based on the assumptions used in the calculation of the expected loss

The changes in the expected loss as of December 31, 2019 are shown below as a result of a possible change of 1% increase or decrease in these variables based on the assumptions used in the calculation of the expected loss for each of them. The scenarios: base, optimistic and pessimistic.

		Inflation
		In Millions of COP
		[+1%]	Without changes	[-1%]
	[+1%]	(33,094)	(78,617)	(116,783)

GDP Growth	Without changes	45,523	-	(38,166)

	[-1%]	137,869	92,346	54,180

Schedule of Credit Quality Analysis of the Group

Credit Quality Analysis of the Group

	Debt instruments		Equity		Derivatives(1)
	2019	2018	2019	2018	2019	2018
Maximum Exposure to Credit Risk
Low Risk	13,738,560	12,994,431	320,034	349,425	527,427	867,639
Medium Risk	1,390,984	1,639,484	8,655	1,749	2,910	135
High Risk	463,305	412,834	637	6,496	755	429
Without Rating	21,285	698,781	899,097	1,282,279	18,744	25,798
Total	15,614,134	15,745,530	1,228,423	1,639,949	549,836	894,001
(1)	For derivatives transactions counterparty risk is disclosed as long as the valuation is positive. Therefore, the value described here differs from the book value.

Schedule of Maximum exposure level to the credit risk

•      Maximum exposure level to the credit risk given for:

	Maximum Exposure		Collateral*		Net Exposure
	2019	2018	2019	2018	2019	2018
Maximum Exposure to Credit Risk
Debt instruments	15,614,134	15,745,530	(974,436)	(2,352,276)	14,639,698	13,393,254
Derivatives **	549,836	894,001	(63)	(97)	549,773	893,905
Equity	1,228,423	1,639,949	-	-	1,228,423	1,639,949
Total	17,392,393	18,279,480	(974,499)	(2,352,373)	16,417,894	15,927,108

See Notes on this table:

*      Collateral Held (-) and Collateral Pledged (+)

**    Exposure in Derivatives with base in MTM (only positive values), netting by counterparty is applied

*    Debt instruments Book value 100%

*    Equity Instruments:

-	Shares:100%
-	Investment funds: Book value 100%

Schedule of individual evaluation of impairment at the end of the period for other financial instruments
-
•	The information corresponding to the individual evaluation of impairment at the end of the period for other financial instruments, is detailed as follows:

Debt instruments

	Exposure		Impairment		Final Exposure
	2019	2018	2019	2018	2019	2018
Maximum Exposure to Credit Risk
Fair Value	11,583,672	12,251,873	2,863	3,053	11,580,809	12,248,820
Amortized Cost	4,030,462	3,493,657	11,738	11,730	4,018,724	3,481,928
Total	15,614,134	15,745,530	14,601	14,783	15,599,533	15,730,748

Equity

	Exposure		Impairment		Final Exposure
	2019	2018	2019	2018	2019	2018
Maximum Exposure to Credit Risk
Fair Value through profit or loss	718,269	1,101,462	-	-	718,269	1,101,462
Fair Value through OCI	510,154	538,487	-	-	510,154	538,487
Total	1,228,423	1,639,949	-	-	1,228,423	1,639,949

Schedule of Level of collateral held
•	Level of collateral held:

	Collateral*		Main type of collateral
	2019	2018	2019	2018
Maximum Exposure to Credit Risk
Debt Securities	(974,436)	(2,352,276)	Government bonds (TES)	Government Bonds (TES) and term deposits
Derivatives	(63)	(97)	Cash	Cash
Equity	-	-
Total	(974,499)	(2,352,373)

See Notes on this table:

*      Collateral Held (-) and Collateral Pledged (+)

Schedule of Risk exposure by economic sector and risk region

Risk exposure by economic sector and risk region

	Debt instruments		Equity		Derivative
	2019	2018	2019	2018	2019	2018
Maximum Exposure to Credit Risk
Sector Concentration
Corporate	3,650,072	3,179,751	1,060,133	1,064,268	242,827	276,721
Financial	1,119,315	805,863	145,662	543,256	262,990	520,026
Government	10,844,747	11,757,757	-	-	-	-
Funds e ETF	-	2,159	22,628	32,425	44,019	97,254
Total	15,614,134	15,745,530	1,228,423	1,639,949	549,836	894,001
Concentration by Region
North America	2,218,829	1,569,943	4,467	1,472	77,561	279,132
Latam	12,160,411	14,175,587	1,181,239	1,613,783	312,442	475,243
Europe	30,061	-	-	-	156,470	119,126
Others (Includes Funds and ETF)	1,204,833	-	42,717	24,694	3,363	20,501
Total	15,614,134	15,745,530	1,228,423	1,639,949	549,836	894,002

Schedule of Risk exposure by credit rating

Risk exposure by credit rating

	Other financial instruments
	2019	2018
Maximum Exposure to Credit Risk
Sovereign Risk	5,446,411	6,879,345
AAA	4,848,694	4,304,104
AA+	452,253	398,479
AA	135,231	22,615
AA-	127,153	180,757
A+	1,019,863	23,800
A	69,811	328,597
A-	209,383	163,235
BBB+	1,748,221	73,101
BBB	186,469	1,133,247
BBB-	342,531	704,216
Other	1,867,247	2,061,128
Not rated	939,126	2,006,858
Total	17,392,393	18,279,480

Schedule of Interest Rate Risk (Treasury Book)

		Modified Duration		Changes in Interest Rates (bps)
Zone	Band	Lower Limit	Upper Limit	Legal Currency	UVR	Foreign Currency
Zone 1	1	0	0.08	274	274	100
	2	0.08	0.25	268	274	100
	3	0.25	0.5	259	274	100
	4	0.5	1	233	274	100
Zone 2	5	1	1.9	222	250	90
	6	1.9	2.8	222	250	80
	7	2.8	3.6	211	220	75
Zone 3	8	3.6	4.3	211	220	75
	9	4.3	5.7	172	200	70
	10	5.7	7.3	162	170	65
	11	7.3	9.3	162	170	60
	12	9.3	10.6	162	170	60
	13	10.6	12	162	170	60
	14	12	20	162	170	60
	15	20		162	170	60

Schedule of Currency (Treasury and Banking Book), Equity (Treasury Book) and Fund (Treasury Book) Risk

The VaR model uses a sensitivity factor to calculate the probability of loss due to fluctuations in the price of stocks, funds and currencies in which the Bank maintains a position. As previously indicated, the methodology used in these financial statements to measure such risk consists of computing VaR, which is derived by multiplying the position by the maximum probable variation in the price of such positions (“∆p”). The (“∆p”) is determined by the SFC, as shown in the following table:

Currency	Sensitivity Factor
United States Dollar	12.49%
Euro	11.00%
Other currencies	13.02%
Equity and Fund Risk	14.70%

Schedule of total change on market risk and every risk factor

The following table presents the total change on market risk and every risk factor.

December 2019
In millions of COP
Factor	December 31	Average	Maximum	Minimum
Interest Rate	359,654	325,400	409,369	242,568
Exchange Rate	1,015,874	874,432	1,055,546	496,565
Share Price	110,386	105,576	110,386	101,757
Collective Portfolios	206,602	203,676	207,503	195,944
Total Value at Risk	1,692,516	1,509,084	1,711,794	1,092,446

December 2018
In millions of COP
Factor	December 31	Average	Maximum	Minimum
Interest Rate	249,070	241,602	317,524	204,478
Exchange Rate	909,648	712,435	909,648	563,322
Share Price	91,847	103,127	112,372	91,847
Collective Portfolios	196,819	192,920	198,227	187,842
Total Value at Risk	1,447,384	1,250,084	1,447,384	1,108,052

Schedule of Bancolombia's interest rate risk sensitivity in local currency (COP)

The chart below provides information about Bancolombia’s interest rate risk sensitivity in local currency (COP) at December 31, 2019 and December 31, 2018:

	December 31, 2019	December 31, 2018
In millions of COP
Assets sensitivity 50 bps	377,918	361,427
Liabilities sensitivity 50 bps	200,650	185,477
Net interest income sensitivity50 bps	177,269	175,950

The chart below provides information about Bancolombia’s interest rate risk sensitivity in foreign currency (US dollars) at December 31, 2019 and December 31, 2018:

	December 31, 2019	December 31, 2018
In millions of USD
Assets sensitivity 50 bps	35	39
Liabilities sensitivity 50 bps	34	36
Net interest income sensitivity50 bps	1	3

Schedule of Share Price Sensitivity	Table 2. Share Price Sensitivity

	December 31, 2019	December 31, 2018
Fair Value	38,428	163,136
Delta	14.70%	14.70%
Sensitivity	5,649	23,981

Schedule of liquidity coverage ratio

The liquidity coverage ratio is presented as follows:

Liquidity Coverage Ratio	December 31, 2019	December 31, 2018
Net cash outflows into 30 days*	11,584,292	7,004,662
Liquid Assets	30,631,688	26,506,750
Liquidity coverage ratio	264.42%	378.42%

*      Net cash outflows into 30 days: (Interbank borrowings, Financial assets investments, Loans and advances to customers, Derivative financial instruments), minus 30 days contractual maturities of liabilities. Demand deposit Time deposits, Interbank deposits Borrowings from other financial institutions Debt instruments, Derivative financial instruments.

Schedule of liquid assets held by Banks

The following table shows the liquid assets held by Bank´s:

Liquid Assets(1)	December 31, 2019	December 31, 2018
High quality liquid assets*
Cash	16,594,906	15,370,693
High quality liquid securities	12,054,474	9,268,481
Other Liquid Assets	-	-
Other securities**	1,982,308	1,867,576
Total Liquid Assets	30,631,688	26,506,750
(1)

Feature possesses the high liquidity available in all cases, and those liquid assets received by the Central Bank for its operations expansion and monetary contraction. Liquid assets are adjusted by a haircut. The following are considered as liquid assets: cash, repos held for trading and investments held for trading in listed shares in Colombia’s stock exchange, in investment funds units or in other trading debt instruments.

*      High-quality liquid assets:  cash and shares that are eligible to be reportable or repo operations, in addition to those liquid assets that the Central Bank receives for its monetary expansion and contraction operations described in paragraph 3.1.1 of the Foreign Regulatory Circular DODM‑142 of the Bank of the Republic.

**   Other Securities: Securities issued by financial and corporate entities.

Schedule of remaining contractual maturities of principal and interest balances of the Group's financial assets

The tables below set out the remaining contractual maturities of principal and interest balances of the Group’s financial assets:

Contractual maturities of financial assets December 31, 2019

Financial Assets	0 - 1 Year	1 - 3 Years	3 - 5 Years	More than 5 years
Cash and balances with central bank	18,256,065	-	-	-
Interbank borrowings - Repurchase agreements	5,668,879	3,473	-	-
Financial assets investments	7,596,501	5,977,528	1,515,494	2,511,061
Loans and advances to customers	68,333,569	63,570,825	38,880,378	61,287,271
Derivative financial instruments	3,414,986	1,439,006	602,600	1,456,157
Total financial assets	103,269,999	70,990,831	40,998,471	65,254,489

Contractual maturities of financial assets December 31, 2018

Financial Assets	0 - 1 Year	1 - 3 Years	3 - 5 Years	More than 5 years
Cash and balances with central bank	15,833,017	-	-	-
Interbank borrowings - Repurchase agreements	2,965,646	-	-	-
Financial assets investments	7,512,098	4,557,121	2,585,777	3,608,511
Loans and advances to customers	61,653,720	52,485,542	33,393,032	59,347,861
Derivative financial instruments	1,073,804	174,475	486,746	247,268
Total financial assets	89,038,285	57,217,138	36,465,555	63,203,640

Schedule of remaining contractual maturities of principal and interest balances of the Bank's financial liabilities

The tables below set out the remaining contractual maturities of principal and interest balances of the Bank’s financial liabilities:

Contractual maturities of financial liabilities December 31, 2019

Financial Liabilities	0 - 1 Year	1 - 3 Years	3 - 5 Years	More than 5 years
Demand deposit from customers	93,570,234	-	-	-
Time deposits from customers	46,508,889	14,550,816	4,243,327	2,235,994
Interbank deposits-Repurchase agreements	2,660,153	28,720	-	-
Borrowings from other financial institutions	7,437,449	3,332,957	1,395,047	1,450,059
Debt securities in issue	3,944,412	9,554,767	3,740,529	6,655,600
Derivative financial instruments	3,442,440	1,832,167	657,888	891,590
Total financial liabilities	157,563,577	29,299,428	10,036,790	11,233,243

Contractual maturities of financial liabilities December 31, 2018

Financial Liabilities	0 - 1 Year	1 - 3 Years	3 - 5 Years	More than 5 years
Demand deposit from customers	85,275,330	-	-	-
Time deposits from customers	39,104,963	14,120,231	5,096,152	2,037,330
Interbank deposits-Repurchase agreements	3,132,911	531,734	-	-
Borrowings from other financial institutions	11,149,381	2,952,158	1,158,784	1,844,290
Debt securities in issue	3,721,909	8,078,228	7,489,901	5,813,722
Derivative financial instruments	636,410	101,836	391,930	240,727
Total financial liabilities	143,020,905	25,784,187	14,136,767	9,936,069

Schedule of remaining contractual maturities of the Group's financial guarantees

The tables below set out the remaining contractual maturities of the Group’s financial guarantees

December 31, 2019	0 - 1 Year	1 - 3 Years	3 - 5 Years	More than 5 years
In millions of COP
Financial guarantees	3,386,128	696,768	68,150	144,904

December 31, 2018	0 - 1 Year	1 - 3 Years	3 - 5 Years	More than 5 years
In millions of COP
Financial guarantees	3,370,845	1,426,992	277,710	177,828